Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 9—Commitments and Contingencies
Operating Leases
As of December 31, 2022, the Company continued to lease office and laboratory space in Uniondale, New York from NovaPark, a related party, under an agreement classified as an operating lease that expires on June 20, 2026. The Company's lease does not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Variable expenses generally represent the Company's share of the landlord's operating expenses, including management fees. The Company does not act as a lessor or have any leases classified as financing leases. In March 2023, the Company entered into a Surrender Agreement with NovaPark LLC which terminated its Uniondale, New York lease. See Note 15 for additional information.
The Company leased office space in Fort Lee, New Jersey, comprising approximately 2,105 square feet for approximately $0.1 million per year, under a non-cancelable operating lease through March 31, 2022. However, this arrangement is excluded from the calculation of lease liabilities and right of use assets as its term is less than one year. The lease is subject to charges for common area maintenance and other costs. The Company did not renew the New Jersey lease after March 31, 2022.
In July 2020, the Company entered into a lease for office furniture in San Francisco, California set to expire in July 2025, with an immaterial annual lease payment.
In February 2021, the Company entered into a lease for clinical development and operations space in Newton, Massachusetts (the “Newton lease”), comprising approximately 6,157 square feet for approximately $0.2 million per year, under a non-cancelable operating lease through June 30, 2024. Pursuant to the Newton lease, the Company had 4 months of free rent starting from February 15, 2021 to June 14, 2021. The Company has one option to extend the term of the lease for 3 years with 9 months’ notice.
As of December 31, 2022, the Company was no longer conducting operations in its leased facility in Newton, Massachusetts or Uniondale, New York. See Note 10 for additional information regarding the impairment charges the Company recorded in connection with the long-lived assets.
The following table provides the components of the Company's rent expense (in thousands):
	For the Year Ended December 31,
	2022	2021
Operating leases
Operating lease cost	$1,317	$1,142
Variable cost	350	473
Short-term lease rent expense	18	44
Total rent expense	$1,685	$1,659
The following table summarizes quantitative information about the Company's operating leases (dollars in thousands):
	For the Year Ended December 31,
	2022	2021
Operating cash outflows from operating leases	$1,289	$1,179
Right-of-use assets exchanged for operating lease liabilities	$—	$624
Weighted-average remaining lease term—operating leases (in years)	3.1	3.8
Weighted-average discount rate—operating leases	9.5%	10.1%
As of December 31, 2022, maturities of lease liabilities were as follows (in thousands):

Year Ended December 31,	Amounts
2023	$1,305
2024	1,209
2025	1,104
2026	516
Total	4,134
Less present value discount	(659)
Operating lease liabilities	$3,475
Financing obligation
In 2021, the Company entered into a sale and leaseback arrangement with a third-party financing institution as a financing mechanism to fund certain of its capital expenditures primarily related to operating equipment, whereby the physical asset is sold concurrent with an agreement to lease the asset back. The initial leaseback term is 42 months starting from November 2021. The arrangement includes a renewal option as well as a repurchase option at fair value with a cap at the end of the term. The arrangement does not qualify as an asset sale as control of the equipment did not transfer to the third party and is accounted for as a failed sale-leaseback. Therefore, the Company accounts for the arrangement as a financing transaction and records the proceeds received as a financing obligation. The leased assets are included in property and equipment, net on the consolidated balance sheets and are subject to depreciation.
During the year ended December 31, 2021, the Company received $0.3 million in connection with the sale and leaseback of certain equipment.
In March 2023, the Company terminated its sale and leaseback arrangement with the third-party financing institution and exercised its repurchase option to buy back the previously leased assets. See Note 15 for additional information.
The following table summarizes quantitative information about the Company's financing obligation (dollars in thousands):
For the Year Ended December 31,
2022
Cash flow information:
Payments of financing obligation
Operating cash flows from financing obligation	$36
Financing cash flows from financing obligation	$58
Other information:
Weighted-average remaining lease term (in years)	2.3
Weighted-average discount rate (in percent)	1.1%
Carrying value of leased asset included in Property and Equipment, net	$208
Depreciation associated with the leased asset	$62
As of December 31, 2022, maturities of financing obligation were as follows (in thousands):

Year Ended December 31,	Amounts
2023	$94
2024	94
2025	31
Total	$219
Litigation
From time to time, the Company may be involved in legal proceedings, as well as demands, claims and threatened litigation, which arise in the normal course of its business or otherwise. Following announcement of the merger agreement with Elicio on January 17, 2023, and the filing of a Registration Statement on Form S-4 on February 13, 2023, a lawsuit was filed in the United States District Court for the Eastern District of New York on February 17, 2023 by a purported stockholder of Angion in connection with the proposed merger between Angion and Elicio. The lawsuit was captioned Klein v. Angion Biomedica Corp., et al., No. 1:23-cv-01313 (E.D.N.Y.). The Klein complaint named as defendants Angion, and the members of the Angion Board. The Klein complaint alleged claims for violations of Section 14(a) of the Exchange Act and Rule 14a-9 promulgated thereunder against all defendants, and violations of Section 20(a) of the Exchange Act against the members of the Angion Board. The plaintiff contended that registration statement on Form S-4 filed on February 13, 2023 omitted or misrepresented material information regarding the proposed merger between Angion and Elicio, rendering the registration statement false and misleading. The Klein complaint sought injunctive and declaratory relief, as well as damages. On February 21, 2023, the plaintiff filed a notice of voluntary dismissal of the Klein lawsuit. Although the plaintiffs voluntarily dismissed this case, litigation of this type is prevalent in mergers involving public companies, and other potential plaintiffs may file lawsuits challenging the Merger.
The outcome of any additional future litigation is uncertain. Such litigation, if not resolved, could prevent or delay completion of the Merger and result in substantial costs to Angion, including any costs associated with the indemnification of directors and officers. One of the conditions to the completion of the Merger is the absence of any lawsuits or order from a governmental entity (whether temporary, preliminary or permanent) that is in effect and restrains, enjoins or otherwise prohibits the consummation of the Merger. Therefore, if a plaintiff were successful in obtaining an injunction prohibiting the consummation of the Merger on the agreed-upon terms, then such injunction may prevent the Merger from being completed, or from being completed within the expected timeframe. The defense or settlement of any lawsuit or claim that remains unresolved at the time the Merger is completed may adversely affect Angion’s business, financial condition, results of operations and cash flows.
Indemnification
The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third party with respect to its technology. The term of these indemnification agreements is generally perpetual any time after the execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these arrangements is not determinable. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, the Company believes the fair value of these agreements is minimal.
Paycheck Protection Program
In April 2020, the Company received funds in the amount of $0.9 million pursuant to a loan under the Paycheck Protection Program of the 2020 CARES Act (“PPP”) administered by the Small Business Association. The loan has an interest rate of 1.0% and a term of 24 months. No payments were due for the first 16 months, although interest accrued, and monthly payments were due over the next 8 months to retire the loan plus accrued interest. Funds from the loan could only be used for certain purposes, including payroll, benefits, rent and utilities, and a portion of the loan used to pay certain costs were forgivable, all as provided by the terms of the PPP. The loan was evidenced by a promissory note, which contained customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. The SBA approved the Company's PPP Loan forgiveness application on May 26, 2021 for the entire principal amount of the PPP Loan and accrued interest. As a result, the Company recorded a gain on the forgiveness of the loan in the amount of $0.9 million.
Employee Retention Credit (“ERC”)
The Employee Retention Credit (“ERC”) under the CARES Act is a refundable tax credit which encourages businesses to keep employees on the payroll during the COVID-19 pandemic. Eligible employers could qualify for up to $5,000 of credit for each employee based on qualified wages paid after March 12, 2020 and before January 1, 2021. The Internal Revenue Service (“IRS”) subsequently issued Notice 2021-23 and Notice 2021-49 which collectively extended the ERC eligibility to cover qualified wages paid after December 31, 2020 and before January 1, 2022. Qualified wages are the wages paid to an employee for the time that the employee is not providing services due to an economic hardship, specifically, either (1) a full or partial suspension of operations by order of a governmental authority due to COVID-19, or (2) a significant decline in gross receipts.
During the years ended December 31, 2022 and 2021, the Company received zero and $1.5 million, respectively for ERC and applied the benefit as a reduction to the payroll expenses in the consolidated statement of operations.